Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli ETFs Trust
Entity Central Index Key	0001748425
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000220758
Shareholder Report [Line Items]
Fund Name	Gabelli Commercial Aerospace and Defense ETF
Trading Symbol	GCAD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gabelli Commercial Aerospace and Defense ETF (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GCAD/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCAD/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Commercial Aerospace and Defense ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2025, the Gabelli Commercial Aerospace and Defense ETF (GCAD) outperformed its broad-based benchmark, the S&P 500 Index and underperformed its comparative, the MSCI World Aerospace and Defense Index. Unprecedented global defense spending, increased airline revenues, and AI provided significant tailwinds. Contributors included Howmet Aerospace Inc., Astronics Corp., and Mercury Systems, Inc.  Detractors included Redwire Corp. and Honeywell Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
G10K	Gabelli Commercial Aerospace and Defense ETF	S&P 500 Index	MSCI World Aerospace and Defense Index
1/23	10,000	10,000	10,000
12/23	11,414	12,679	12,679
12/24	13,953	15,851	15,075
12/25	19,442	18,685	22,207

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception (01/03/2023)
Gabelli Commercial Aerospace and Defense ETF	39.34%	24.89%
S&P 500 Index	17.88%	23.24%
MSCI World Aerospace and Defense Index	47.31%	26.97%

AssetsNet	$ 14,369,535
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$14,369,535 # of Portfolio Holdings41 Portfolio Turnover Rate9% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	85.2%
U.S. Government Obligations	16.8%
Other Assets and Liabilities (Net)	(2.0)%

Industry Allocation (% of net assets)

Value	Value
Aerospace and Defense	56.8%
Aviation: Parts and Services	27.5%
U.S. Government Obligations	16.8%
Computer Software and Services	0.9%
Other Assets and Liabilities (Net)	(2.0)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Boeing Co.	6.9%
Northrop Grumman Corp.	5.2%
Albany International Corp.	5.1%
Lockheed Martin Corp.	5.0%
Textron Inc.	4.9%
Moog Inc.	4.7%
Hexcel Corp.	4.5%
Honeywell International Inc.	3.9%
L3Harris Technologies Inc.	3.3%
Ducommun Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCAD/
C000220752
Shareholder Report [Line Items]
Fund Name	Gabelli Financial Services Opportunities ETF
Trading Symbol	GABF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gabelli Financial Services Opportunities ETF (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABF/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABF/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Financial Services Opportunities ETF	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Financial Services Opportunities ETF underperformed its benchmarks, the S&P 500 and S&P 500 Financials Indices. Technological innovation is benefiting and transforming traditional banking institutions through lower cost new client acquisition, improved operating efficiency, and higher customer engagement.  Contributors included SuRO Capital Corp., Interactive Brokers Group, and JPMorgan Chase & Co. Detractors included Blue Owl Capital, Inc., Paysafe Ltd, and Fiserv, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
G10K	Gabelli Financial Services Opportunities ETF	S&P 500 Index	S&P 500 Financials Index
5/22	10,000	10,000	10,000
12/22	10,041	9,708	10,349
12/23	13,939	12,260	11,606
12/24	20,155	15,328	15,153
12/25	20,870	18,068	17,429

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception (05/10/2022)
Gabelli Financial Services Opportunities ETF	3.55%	22.37%
S&P 500 Index	17.88%	17.65%
S&P 500 Financials Index	15.02%	16.49%

AssetsNet	$ 37,190,615
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 134,431
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$37,190,615 # of Portfolio Holdings44 Portfolio Turnover Rate31% Management Fees$134,431
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	94.5%
Closed-End Funds	6.1%
U.S. Government Obligations	1.2%
Other Assets and Liabilities (Net)	(1.8)%

Industry Allocation (% of net assets)

Value	Value
Financial Services	81.8%
Closed-End Funds	6.1%
Computer Software and Services	4.7%
Real Estate	3.1%
Banking	3.0%
Diversified Industrial	1.9%
U.S. Government Obligations	1.2%
Other Assets and Liabilities (Net)	(1.8)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

SuRo Capital Corp., BDC	6.1%
Berkshire Hathaway Inc.	6.0%
JPMorgan Chase & Co.	5.1%
Wells Fargo & Co.	5.1%
Cohen & Steers Inc.	5.1%
KKR & Co. Inc.	5.0%
Fiserv Inc.	4.7%
Blue Owl Capital Inc.	4.6%
Blackstone Inc.	4.3%
W. R. Berkley Corp.	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABF/
C000236584
Shareholder Report [Line Items]
Fund Name	Gabelli Global Technology Leaders ETF
Trading Symbol	GGTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gabelli Global Technology Leaders ETF (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GGTL/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGTL/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Global Technology Leaders ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Global Technology Leaders ETF outperformed its broad-based and comparative benchmarks, the S&P 500, the MSCI USA IMI Consumer Discretionary, and MSCI USA IMI Industrials Indices. GGTL's investment strategy reflects a dynamic, global investment universe of technology leaders with leading market positions compelling long-term growth potential. Contributors to the portfolio included Allient Inc., Newmont Corporation, and Rockwell Automation, Inc. Detractors included Spectrum Brands Holdings, Inc., Sony Group, and Broadcom Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
G10K	Gabelli Global Technology Leaders ETF	S&P 500 Index	MSCI USA Consumer Discretionary Index	MSCI USA Industrials Index
1/22	10,000	10,000	10,000	10,000
12/22	8,407	10,948	6,220	9,260
12/23	9,940	13,826	8,824	11,150
12/24	11,033	17,286	11,471	12,992
12/25	13,214	20,376	12,143	15,437

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception (01/05/2022)
Gabelli Global Technology Leaders ETF	19.78%	7.24%
S&P 500 Index	17.88%	11.53%
MSCI USA Consumer Discretionary Index	5.86%	5.12%
MSCI USA Industrials Index	18.82%	11.84%

AssetsNet	$ 7,184,972
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$7,184,972 # of Portfolio Holdings45 Portfolio Turnover Rate37% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	69.3%
U.S. Government Obligations	53.5%
Other Assets and Liabilities (Net)	(22.8)%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	53.5%
Semiconductors	26.2%
Prepackaged Software	12.3%
Electronics	10.8%
Computer Software and Services	8.0%
Communication Services	4.5%
Computer Integrated Systems Design	3.2%
Entertainment	2.2%
Other Industry Sectors	2.1%
Other Assets and Liabilities (Net)	(22.8)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.3%
Oracle Corp.	9.9%
Sony Group Corp.	7.1%
Broadcom Inc.	5.2%
NVIDIA Corp.	3.9%
Advanced Micro Devices Inc.	3.2%
Kyndryl Holdings Inc.	3.2%
Arista Networks Inc.	2.9%
Texas Instruments Inc.	2.4%
Check Point Software Technologies Ltd.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 15, 2025, The Gabelli Automation ETF changed its name to the Gabelli Global Technology Leaders ETF.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGTL/
C000220751
Shareholder Report [Line Items]
Fund Name	Gabelli Growth Innovators ETF
Trading Symbol	GGRW
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gabelli Growth Innovators ETF (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GGRW/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGRW/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Growth Innovators ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Growth Innovators ETF outperformed its broad-based benchmark, the S&P 500 Index, and underperformed its comparative benchmark, the NASDAQ Composite Index. U.S. stocks capped off a third consecutive year of double-digit returns as market leadership broadened, muddling through the longest federal government shutdown on record and some mixed economic data. Contributors included GE Vernova Inc., Broadcom Inc., and NVIDIA. Detractors included ServiceNow, Inc., Chipotle Mexican Grill, and KKR & Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
G10K	Gabelli Growth Innovators ETF	S&P 500 Index	NASDAQ Composite Index
2/21	10,000	10,000	10,000
12/21	10,584	12,270	11,202
12/22	5,942	10,048	7,557
12/23	8,447	12,689	10,930
12/24	11,980	15,864	14,162
12/25	14,153	18,701	17,156

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception (02/12/2021)
Gabelli Growth Innovators ETF	18.13%	7.37%
S&P 500 Index	17.88%	13.72%
NASDAQ Composite Index	21.14%	11.73%

AssetsNet	$ 8,103,191
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 10,157
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,103,191 # of Portfolio Holdings37 Portfolio Turnover Rate6% Management Fees$10,157
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	86.3%
U.S. Government Obligations	14.1%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Value	Value
Information Technology - Semiconductors	16.9%
Communication Services	14.8%
Information Technology - Software and Services	14.2%
U.S. Government Obligations	14.1%
Health Care	10.6%
Financials	8.5%
Consumer Discretionary	6.5%
Aerospace and Defense	4.6%
Other Industry Sectors	10.2%
Other Assets and Liabilities (Net)	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	8.6%
Alphabet Inc.	5.9%
Amazon.com Inc.	5.6%
Broadcom Inc.	4.6%
Microsoft Corp.	4.4%
Meta Platforms Inc.	4.2%
GE Vernova Inc.	4.1%
Eli Lilly & Co.	4.1%
General Electric Co.	4.1%
Mastercard Inc.	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGRW/
C000264100
Shareholder Report [Line Items]
Fund Name	Gabelli High Income ETF
Trading Symbol	GBHI
Annual or Semi-Annual Statement [Text Block]	annual shareholder report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GBHI/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GBHI/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli High Income ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025 the Gabelli High Income ETF underperformed its broad-based benchmark, the S&P 500 Index and  its comparative, the ICE BofA 1-10 Year BB Cash Pay High Yield Index. The Fund emphasizes research-driven credit selection and disciplined risk management. Contributors to performance included Ashland Inc. 3.375%, Carpenter Technology Corporation 5.625%, and Minerals Technologies Inc. 5.0%. Detractors included FMC Corporation 5.65%, Garrett Motion Holdings, Inc. 7.75%, and MPLX LP.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
G10K	Gabelli High Income ETF	S&P 500 Index	ICE BofA 1-10 Year BB Cash Pay High Yield Index
11/25	10,000	10,000	10,000
12/25	10,124	10,204	10,055

Average Annual Return [Table Text Block]
AATR	Since Inception (11/14/2025)
Gabelli High Income ETF	1.24%
S&P 500 Index	1.83%
ICE BofA 1-10 Year BB Cash Pay High Yield Index	1.34%

AssetsNet	$ 6,037,413
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,037,413 # of Portfolio Holdings75 Portfolio Turnover Rate0% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Corporate Bond	89.8%
U.S. Government Obligations	6.9%
Common Stock	3.0%
Preferred Stock	0.4%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Value	Value
Diversified Industrial	16.0%
Energy	13.2%
Materials	10.5%
Chemicals	8.8%
Financials	8.4%
U.S. Government Obligations	6.9%
Consumer Services	6.8%
Utilities	5.4%
Other Industry Sectors	24.2%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	3.3%
Celanese US Holdings LLC	2.1%
Post Holdings Inc.	2.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp.	2.1%
Rogers Communications Inc.,	2.1%
Garrett Motion Holdings Inc./Garrett LX I Sarl	1.8%
Herc Holdings Inc., New York	1.7%
Knife River Corp.	1.7%
GFL Environmental Inc.	1.7%
Alumina Pty Ltd.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GBHI/
C000220756
Shareholder Report [Line Items]
Fund Name	Gabelli Love Our Planet & People ETF
Trading Symbol	LOPP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gabelli Love Our Planet & People ETF (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/LOPP/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/LOPP/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Love Our Planet & People ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025 the Gabelli Love Our Planet & People ETF outperformed its broad-based and comparative benchmarks, the S&P 500 and MSCI USA SRI Indices. The Fund benefitted from themes such as renewable power; water conservation; waste reduction, reuse and recycling; precision agriculture; clean mobility; and human health and nutrition. Contributors included GE Vernova Inc., Miron Technologies, Inc., and Cameco Corp. Detractors included Gibraltar Industries, Inc., Weyerhaeuser Company, and XPLR Infrastructure, LP.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
G10K	Gabelli Love Our Planet & People ETF	S&P 500 Index	MSCI USA SRI Index
1/21	10,000	10,000	10,000
12/21	11,962	12,796	13,580
12/22	10,157	10,479	10,418
12/23	10,650	13,233	13,911
12/24	11,709	16,544	16,509
12/25	14,320	19,503	18,561

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception (01/29/2021)
Gabelli Love Our Planet & People ETF	22.30%	7.57%
S&P 500 Index	17.88%	14.56%
MSCI USA SRI Index	12.43%	12.92%

AssetsNet	$ 16,505,645
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$16,505,645 # of Portfolio Holdings63 Portfolio Turnover Rate14% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	85.4%
U.S. Government Obligations	22.3%
Other Assets and Liabilities (Net)	(7.7)%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	22.3%
Energy and Utilities	14.7%
Equipment and Supplies	11.2%
Machinery	7.0%
Building and Construction	6.9%
Environmental Services	6.6%
Metals and Mining	5.3%
Electronics	5.1%
Other Industry Sectors	28.6%
Other Assets and Liabilities (Net)	(7.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.5%
Waste Connections Inc.	3.3%
Crown Holdings Inc.	3.1%
Cummins Inc.	3.1%
GE Vernova Inc.	3.0%
S&P Global Inc.	2.9%
Mirion Technologies Inc.	2.8%
Cameco Corp.	2.8%
IDACORP Inc.	2.8%
Hubbell Inc.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/LOPP/
C000269470
Shareholder Report [Line Items]
Fund Name	Gabelli Opportunities in Live and Sports ETF
Trading Symbol	GOLS
Annual or Semi-Annual Statement [Text Block]	annual shareholder report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GOLS/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GOLS/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Opportunities in Live and Sports ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

The Gabelli Opportunities in Live and Sports (GOLS) launched on 12/31/25. As consumers display a preference for “experiences” over “things,” attendance at live events including concerts and sporting events continue to reach all-time highs. GOLS invests in companies providing these experiences, including concert promoters and sports-related entities.  Sports teams themselves have compounded at a mid-teens rate over the last decade as they are a conduit not only for the above secular trends, but represent scarce assets with pricing power and economic resilience.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
G10K	Gabelli Opportunities in Live and Sports ETF	S&P 500 Index
12/25	10,000	10,000

Average Annual Return [Table Text Block]
AATR	Since Inception (12/31/2025)
Gabelli Opportunities in Live and Sports ETF	-
S&P 500 Index	-

AssetsNet	$ 10,673,273
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$10,673,273 # of Portfolio Holdings21 Portfolio Turnover Rate0% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

U.S. Government Obligations	100.0%
Common Stock	40.1%
Other Assets and Liabilities (Net)	(40.1)%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	100.0%
Sports	23.2%
Media	10.8%
Live Entertainment	6.1%
Other Assets and Liabilities (Net)	(40.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Atlanta Braves Holdings Inc.	3.8%
Liberty Media Corp. - Liberty Formula One	3.8%
Madison Square Garden Sports Corp.	3.6%
Liberty Live Holdings Inc.	3.0%
Madison Square Garden Entertainment Corp.	2.5%
Comcast Corp.	2.5%
Ferrari NV	2.1%
The Walt Disney Co.	2.0%
Fox Corp.	2.0%
Warner Bros Discovery Inc.	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GOLS/
C000265130
Shareholder Report [Line Items]
Fund Name	Keeley Dividend ETF
Trading Symbol	KDVD
Annual or Semi-Annual Statement [Text Block]	annual shareholder report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/KDVD/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/KDVD/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Keeley Dividend ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, the Keeley Dividend ETF underperformed its benchmarks, the S&P 500 and Russell 2500 Value Indices.  From a fundamental standpoint, domestic economic stimulus,  a more accommodating regulatory environment, and a pickup in mergers and acquisitions all bode well for shares of smaller companies. Small cap stocks currently trade at a steep valuation discount relative to, and yield more than, comparative large caps. Contributors included OUTFRONT Media, Comerica, and Merck. Detractors included Perrigo, Crane NXT, and Alight.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
G10K	Keeley Dividend ETF	S&P 500 Index	Russell 2500 Value Index
12/25	10,000	10,000	10,000
12/25	9,977	10,183	10,023

Average Annual Return [Table Text Block]
AATR	Since Inception (12/05/2025)
Keeley Dividend ETF	(0.23)%
S&P 500 Index	0.05%
Russell 2500 Value Index	0.23%

AssetsNet	$ 6,222,884
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,222,884 # of Portfolio Holdings67 Portfolio Turnover Rate0% Management Fees$0
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stock	90.5%
U.S. Government Obligations	9.6%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Value	Value
Financials	18.6%
Industrials	10.2%
Health Care	9.9%
U.S. Government Obligations	9.6%
Consumer Discretionary	9.6%
Real Estate	8.7%
Materials	7.7%
Information Technology	7.4%
Other Industry Sectors	18.4%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Allison Transmission Holdings Inc.	1.8%
Gen Digital Inc.	1.8%
Comerica Inc.	1.7%
Chemed Corp.	1.7%
Regal Rexnord Corp.	1.7%
Voya Financial Inc.	1.7%
Brunswick Corp.	1.7%
Reinsurance Group of America Inc.	1.6%
Nexstar Media Group Inc.	1.6%
Molson Coors Beverage Co.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/KDVD/